70 West Madison Street, Suite 3100 Chicago, Illinois 60602-4207 312.372.1121 • Fax 312.827.8000

November 30, 2007

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Ladies and Gentlemen:

Marshall Funds, Inc.

1933 Act Registration No. 033-48907

1940 Act Registration No. 811-58433

On behalf of Marshall Funds, Inc. (the “Corporation”), we are transmitting for electronic filing under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”) post-effective amendment no. 51 to the Corporation’s registration statement under the Securities Act (the “Registration Statement”), which is also amendment no. 51 to the Corporation’s Registration Statement under the 1940 Act and each exhibit being filed with this amendment.

Reason for Amendment. This amendment is being filed pursuant to Rule 485(a) under the Securities Act to register shares of the Institutional Class shares to be issued by several funds of the Corporation.

Effective Date. This filing is being made pursuant to Rule 485(a)(1) under the Securities Act to become effective on February 1, 2008.

Comments. Please direct any comments on this filing to the undersigned at (312) 807-4302.

Very truly yours,

By:	/s/ Cameron S. Avery
Cameron S. Avery

Enclosures